UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

LHA Market State™ Tactical Beta ETF
MSTB (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LHA Market State™  Tactical Beta ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.lhafunds.com/mstb. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LHA Market State™ Tactical Beta ETF	$70	1.34%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$151,689,578
Number of Holdings	5
Portfolio Turnover	2%
30-Day SEC Yield	0.82%
30-Day SEC Yield Unsubsidized	0.82%
Visit https://www.lhafunds.com/mstb for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(% of Net Assets)
Exchange Traded Funds	81.7%
Money Market Funds	11.7%
U.S. Treasury Bills	6.3%
Futures Contracts	0.6%
Cash & Other	-0.3%

Top 10 Issuers	(% of Net Assets)
SPDR S&P 500 ETF Trust	81.7%
United States Treasury Bill	6.3%
First American Government Obligations Fund	5.9%
First American Treasury Obligations Fund	5.8%
S&P 500 Index	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lhafunds.com/mstb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Little Harbor Advisors, LLC documents not be householded, please contact Little Harbor Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Little Harbor Advisors, LLC or your financial intermediary.
LHA Market State™ Tactical Beta ETF	PAGE 1	TSR-SAR-26922B105

LHA Market State™ Tactical Q ETF
MSTQ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LHA Market State™ Tactical Q ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.lhafunds.com/mstq. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LHA Market State™ Tactical Q ETF	$78	1.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$27,969,723
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	1.58%
30-Day SEC Yield Unsubsidized	1.58%
Visit https://www.lhafunds.com/mstq for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(% of Net Assets)
Exchange Traded Funds	50.9%
U.S. Treasury Bills	29.6%
Money Market Funds	18.8%
Futures Contracts	2.1%
Cash & Other	-1.4%

Top 10 Issuers	(% of Net Assets)
Invesco QQQ Trust Series 1	50.9%
United States Treasury Bill	29.6%
First American Treasury Obligations Fund	9.4%
First American Government Obligations Fund	9.4%
Nasdaq 100 Index	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lhafunds.com/mstq.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Little Harbor Advisors, LLC documents not be householded, please contact Little Harbor Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Little Harbor Advisors, LLC or your financial intermediary.
LHA Market State™Tactical Q ETF	PAGE 1	TSR-SAR-26922B733

LHA Risk-Managed Income ETF
RMIF (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LHA Risk-Managed Income ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.lhafunds.com/rmif. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LHA Risk-Managed Income ETF	$55	1.10%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$35,478,117
Number of Holdings	7
Portfolio Turnover	60%
30-Day SEC Yield	5.53%
30-Day SEC Yield Unsubsidized	5.53%
Visit https://www.lhafunds.com/rmif for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(% of Net Assets)
Exchange Traded Funds	86.8%
Money Market Funds	13.2%
Cash & Other	0.0%

Top 10 Issuers	(% of Net Assets)
First Trust Senior Loan ETF	19.6%
SPDR Portfolio High Yield Bond ETF	16.9%
iShares Broad USD High Yield Corporate Bond ETF	16.8%
SPDR Blackstone Senior Loan ETF	16.8%
SPDR Bloomberg Short Term High Yield Bond ETF	16.7%
First American Treasury Obligations Fund	6.6%
First American Government Obligations Fund	6.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lhafunds.com/rmif.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Little Harbor Advisors, LLC documents not be householded, please contact Little Harbor Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Little Harbor Advisors, LLC or your financial intermediary.
LHA Risk-Managed Income ETF	PAGE 1	TSR-SAR-26922B543

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LHA Market StateTM Tactical Beta ETF (Ticker: MSTB)
LHA Market StateTM Tactical Q ETF (Ticker: MSTQ)
LHA Risk-Managed Income ETF (Ticker: RMIF)
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)

LHA Market StateTM Tactical Beta ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 81.7%(a)
Domestic Equity - 81.7%
SPDR S&P 500 ETF Trust(b)(c)	200,669	$123,983,342
TOTAL EXCHANGE TRADED FUNDS (Cost $93,814,759)		123,983,342
SHORT-TERM INVESTMENTS - 18.0%
Money Market Funds - 11.7%
First American Government Obligations Fund - Class X, 4.25%(d)	8,835,424	8,835,424
First American Treasury Obligations Fund - Class X, 4.24%(d)	8,835,424	8,835,424
		17,670,848
	Par
U.S. Treasury Bills - 6.3%
4.08%, 01/22/2026(c)(e)	$9,760,000	9,538,314
TOTAL SHORT-TERM INVESTMENTS (Cost $27,212,983)		27,209,162
TOTAL INVESTMENTS - 99.7% (Cost $121,027,742)		$151,192,504
Other Assets in Excess of Liabilities - 0.3%		497,074
TOTAL NET ASSETS - 100.0%		$151,689,578

Percentages are stated as a percent of net assets.
(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of June 30, 2025 is $131,269,590.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

LHA Market StateTM Tactical Beta ETF
Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
S&P 500 Index	84	09/19/2025	$26,265,750	$930,130
Net Unrealized Appreciation (Depreciation)				$930,130

The accompanying notes are an integral part of these financial statements.

2

LHA Market StateTM Tactical Q ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 50.9%(a)
Domestic Equity - 50.9%
Invesco QQQ Trust Series 1(b)(c)	25,778	$14,220,176
TOTAL EXCHANGE TRADED FUNDS (Cost $11,080,411)		14,220,176
SHORT-TERM INVESTMENTS - 48.4%
Money Market Funds - 18.8%
First American Government Obligations Fund - Class X, 4.25%(d)	2,627,904	2,627,904
First American Treasury Obligations Fund - Class X, 4.24%(d)	2,627,903	2,627,903
		5,255,807
	Par
U.S. Treasury Bills - 29.6%
4.08%, 01/22/2026(c)(e)	$4,805,000	4,695,861
4.05%, 05/14/2026(e)	3,720,000	3,594,471
		8,290,332
TOTAL SHORT-TERM INVESTMENTS (Cost $13,546,027)		13,546,139
TOTAL INVESTMENTS - 99.3% (Cost $24,626,438)		$27,766,315
Other Assets in Excess of Liabilities - 0.7%		203,408
TOTAL NET ASSETS - 100.0%		$27,969,723

Percentages are stated as a percent of net assets.
(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of June 30, 2025 is $16,871,471.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

LHA Market StateTM Tactical Q ETF
Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Nasdaq 100 Index	30	09/19/2025	$13,735,950	$595,609
Net Unrealized Appreciation (Depreciation)				$595,609

The accompanying notes are an integral part of these financial statements.

4

LHA Risk-Managed Income ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 86.8%(a)
Fixed Income - 86.8%
First Trust Senior Loan ETF	151,105	$6,934,208
iShares Broad USD High Yield Corporate Bond ETF	159,100	5,967,841
SPDR Blackstone Senior Loan ETF	143,388	5,963,507
SPDR Bloomberg Short Term High Yield Bond ETF	232,470	5,923,336
SPDR Portfolio High Yield Bond ETF	252,500	6,009,500
		30,798,392
TOTAL EXCHANGE TRADED FUNDS (Cost $30,500,648)		30,798,392
SHORT-TERM INVESTMENTS - 13.2%
Money Market Funds - 13.2%
First American Government Obligations Fund - Class X, 4.25%(b)	2,337,555	2,337,555
First American Treasury Obligations Fund - Class X, 4.24%(b)	2,337,555	2,337,555
TOTAL SHORT-TERM INVESTMENTS (Cost $4,675,110)		4,675,110
TOTAL INVESTMENTS - 100.0% (Cost $35,175,758)		$35,473,502
Other Assets in Excess of Liabilities - 0.0%(c)		4,615
TOTAL NET ASSETS - 100.0%		$35,478,117

Percentages are stated as a percent of net assets.
(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

LHA MARKET STATETM SHARES
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	LHA Market StateTM Tactical Beta ETF	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF
ASSETS:
Investments, at value	$151,192,504	$27,766,315	$35,473,502
Segregated cash	1,086,858	21,643	—
Dividends receivable	414,205	32,629	36,550
Variation margin on futures contracts	126,000	82,658	—
Receivable for fund shares sold	—	902,232	—
Receivable for transaction fees	—	35	—
Total assets	152,819,567	28,805,512	35,510,052
LIABILITIES:
Due to broker for futures	975,825	79,516	—
Payable to adviser	133,755	23,758	31,935
Broker interest payable	20,409	6,672	—
Payable for investments purchased	—	725,843	—
Total liabilities	1,129,989	835,789	31,935
NET ASSETS	$ 151,689,578	$27,969,723	$35,478,117
Net Assets Consists of:
Paid-in capital	$152,583,605	$23,304,850	$35,718,917
Total distributable earnings/(accumulated losses)	(894,027)	4,664,873	(240,800)
Total net assets	$ 151,689,578	$27,969,723	$35,478,117
Net assets	$151,689,578	$27,969,723	$35,478,117
Shares issued and outstanding(a)	4,075,000	775,000	1,425,000
Net asset value per share	$37.22	$36.09	$24.90
Cost:
Investments, at cost	$121,027,742	$24,626,438	$35,175,758

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

LHA MARKET STATETM SHARES
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)

	LHA Market StateTM Tactical Beta ETF	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF
INVESTMENT INCOME:
Dividend income	$1,017,686	$137,505	$1,032,292
Interest income	220,563	163,269	—
Total investment income	1,238,249	300,774	1,032,292
EXPENSES:
Investment advisory fee	787,501	134,055	193,993
Broker interest expense	170,317	49,348	—
Total expenses	957,818	183,403	193,993
Net investment income	280,431	117,371	838,299
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,894,817	140,377	(329,719)
In-kind redemptions	788,992	—	—
Written option contracts expired or closed	397,284	105,759	—
Futures contracts	2,621,775	150,324	—
Net realized gain (loss)	6,702,868	396,460	(329,719)
Net change in unrealized appreciation (depreciation) on:
Investments	4,681,400	994,627	(51,872)
Future contracts	1,696,972	1,114,949	—
Net change in unrealized appreciation (depreciation)	6,378,372	2,109,576	(51,872)
Net realized and unrealized gain (loss)	13,081,240	2,506,036	(381,591)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 13,361,671	$2,623,407	$456,708

The accompanying notes are an integral part of these financial statements.

7

LHA MARKET STATETM SHARES
STATEMENTS OF CHANGES IN NET ASSETS

	LHA Market StateTM Tactical Beta ETF		LHA Market StateTM Tactical Q ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$280,431	$732,987	$117,371	$251,526
Net realized gain (loss)	6,702,868	711,656	396,460	1,898,803
Net change in unrealized appreciation (depreciation)	6,378,372	20,214,210	2,109,576	499,422
Net increase (decrease) in net assets from operations	13,361,671	21,658,853	2,623,407	2,649,751
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,354,754)	—	(877,635)
Total distributions to shareholders	—	(1,354,754)	—	(877,635)
CAPITAL TRANSACTIONS:
Shares sold	6,077,493	19,292,663	2,575,225	12,186,065
Shares redeemed	(13,309,368)	(14,548,898)	(863,458)	(2,346,583)
ETF transaction fees (See Note 7)	3,047	4,149	287	2,779
Net increase (decrease) in net assets from capital transactions	(7,228,828)	4,747,914	1,712,054	9,842,261
Net increase (decrease) in net assets	6,132,843	25,052,013	4,335,461	11,614,377
NET ASSETS:
Beginning of the period	145,556,735	120,504,722	23,634,262	12,019,885
End of the period	$ 151,689,578	$145,556,735	$27,969,723	$23,634,262
SHARES TRANSACTIONS
Shares sold	175,000	575,000	75,000	375,000
Shares redeemed	(400,000)	(450,000)	(25,000)	(75,000)
Total increase (decrease) in shares outstanding	(225,000)	125,000	50,000	300,000

The accompanying notes are an integral part of these financial statements.

8

LHA MARKET STATETM SHARES
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LHA Risk-Managed Income ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$838,299	$2,191,986
Net realized gain (loss)	(329,719)	9,123
Net change in unrealized appreciation (depreciation)	(51,872)	32,470
Net increase (decrease) in net assets from operations	456,708	2,233,579
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(802,949)	(2,191,775)
Total distributions to shareholders	(802,949)	(2,191,775)
CAPITAL TRANSACTIONS:
Shares sold	—	4,426,184
Shares redeemed	—	(630,480)
Net increase (decrease) in net assets from capital transactions	—	3,795,704
Net increase (decrease) in net assets	(346,241)	3,837,508
NET ASSETS:
Beginning of the period	35,824,358	31,986,850
End of the period	$35,478,117	$35,824,358
SHARES TRANSACTIONS
Shares sold	—	175,000
Shares redeemed	—	(25,000)
Total increase (decrease) in shares outstanding	—	150,000

The accompanying notes are an integral part of these financial statements.

9

LHA MARKET STATETM TACTICAL BETA ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$33.85	$28.86	$24.77	$32.21	$26.92	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.07	0.18	0.26	0.02	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments(d)	3.30	5.13	3.88	(7.13)	6.07	2.41
Total from investment operations	3.37	5.31	4.14	(7.11)	5.99	2.40
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.32)	(0.05)	—	—	(0.27)
Net realized gains	—	—	—	(0.33)	(0.71)	(0.21)
Total distributions	—	(0.32)	(0.05)	(0.33)	(0.71)	(0.48)
ETF transaction fees per share	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.01	—
Net asset value, end of period	$37.22	$33.85	$28.86	$24.77	$32.21	$26.92
Total return(f)	9.97%	18.37%	16.73%	−22.09%	22.25%	9.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$151,690	$145,557	$120,505	$169,075	$342,181	$36,343
Ratio of expenses to average net assets(g)(h)(j)	1.34%	1.32%	1.41%	1.18%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets(c)(g)(h)	0.39%	0.55%	0.98%	0.08%	(0.27)%	(0.11)%
Portfolio turnover rate(f)(i)	2%	—%	—%	—%	132%	132%

(a)	Inception date of the Fund was September 29, 2020.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes broker interest expense of 0.24%, 0.22%, 0.31%, 0.08%, 0.03% and 0.03%, respectively.
The accompanying notes are an integral part of these financial statements.

10

LHA MARKET STATETM TACTICAL Q ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2022(a)
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$32.60	$28.28	$19.96	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.16	0.48	0.43	(0.03)
Net realized and unrealized gain (loss) on investments(d)	3.33	5.04	8.11	(5.01)
Total from investment operations	3.49	5.52	8.54	(5.04)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.35)	(0.22)	—
Net realized gains	—	(0.86)	—	—
Total distributions	—	(1.21)	(0.22)	—
ETF transaction fees per share	0.00(e)	0.01	0.00(e)	0.00(e)
Net asset value, end of period	$36.09	$32.60	$28.28	$19.96
Total return(f)	10.71%	19.54%	42.82%	−20.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,970	$23,634	$12,020	$3,493
Ratio of expenses to average net assets(g)(h)(j)	1.50%	1.46%	1.48%	1.38%
Ratio of net investment income (loss) to average net assets(c)(g)(h)	0.96%	1.49%	1.72%	(0.16)%
Portfolio turnover rate(f)(i)	—%	—%	40%	138%

(a)	Inception date of the Fund was March 14, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes broker interest expense of 0.40%, 0.36%, 0.38%, and 0.28%, respectively.
The accompanying notes are an integral part of these financial statements.

11

LHA Risk-Managed Income ETF
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.14	$25.09	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.59	1.69	0.97
Net realized and unrealized gain (loss) on investments(d)	(0.27)	0.02	0.05
Total from investment operations	0.32	1.71	1.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(1.66)	(0.92)
Return of capital	—	—	(0.01)
Total distributions	(0.56)	(1.66)	(0.93)
Net asset value, end of period	$24.90	$25.14	$25.09
Total return(e)	1.30%	7.04%	4.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,478	$35,824	$31,987
Ratio of expenses to average net assets(f)(g)	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets(c)(f)(g)	4.75%	6.70%	6.88%
Portfolio turnover rate(e)(h)	60%	—%	44%

(a)	Inception date of the Fund was June 8, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
LHA Market StateTM Tactical Beta ETF, LHA Market StateTM Tactical Q ETF, and LHA Risk-Managed Income ETF are diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). LHA Market StateTM Tactical Beta is an actively-managed ETF and seeks long-term out-performance relative to the large-capitalization U.S. equity market by investing in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500® Index based on statistical analysis that seeks to estimate the direction of the S&P 500® Index. LHA Market StateTM Tactical Q ETF is an actively-managed ETF that seeks long-term out-performance relative to the large-capitalization U.S. growth equity market by investing in equity instruments linked directly or indirectly to the performance of U.S.-listed, large capitalization, growth-oriented companies. LHA Risk-Managed Income ETF is an actively-managed "fund of funds" that seeks current income and capital preservation.

Fund	Date of Commencement
LHA Market StateTM Tactical Beta ETF	September 29, 2020
LHA Market StateTM Tactical Q ETF	March 14, 2022
LHA Risk-Managed Income ETF	June 8, 2023

The end of the reporting period for the Funds is June 30, 2025, and the period covered by these Notes to Financial Statements is the period from January 1, 2025 through June 30, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global MarketTM, Nasdaq Global Select MarketTM, and the Nasdaq Capital Market ExchangeTM (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Futures contracts will be valued at the settlement price from the exchange on which they are traded.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

13

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
LHA Market StateTM Tactical Beta ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds.	$123,983,342	$—	$—	$123,983,342
Money Market Funds.	17,670,848	—	—	17,670,848
U.S. Treasury Bills.	—	9,538,314	—	9,538,314
Total Investments.	$141,654,190	$9,538,314	$—	$151,192,504

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Futures Contracts.	$930,130	$—	$—	$930,130

(a)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

14

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
LHA Market StateTM Tactical Q ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds.	$14,220,176	$—	$—	$14,220,176
Money Market Funds.	5,255,807	—	—	5,255,807
U.S. Treasury Bills.	—	8,290,332	—	8,290,332
Total Investments.	$19,475,983	$8,290,332	$—	$27,766,315

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Futures Contracts.	$595,609	$—	$—	$595,609

(a)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

LHA Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds.	$30,798,392	$—	$—	$30,798,392
Money Market Funds.	4,675,110	—	—	4,675,110
Total Investments.	$35,473,502	$—	$—	$35,473,502

^	See Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

15

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended December 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
LHA Market StateTM Tactical Beta ETF.	$(852,808)	$852,808
LHA Market StateTM Tactical Q ETF.	(399,652)	399,652
LHA Risk-Managed Income ETF.	(9,115)	9,115

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
Futures Contracts. LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may invest in futures contracts to hedge or manage risks associated with the Fund’s investments in securities or to gain exposure to certain asset classes or markets. Each Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds on an as needed basis. The Funds record an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest

16

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Schedules of Futures Contracts.
Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain the required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively. Cash collateral held by the Funds is presented on the Statements of Assets and Liabilities under segregated cash, if any. Securities held as collateral are noted on the Schedule of Investments.
Options Contracts. LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may also purchase put or call options (or options spreads) on the VIX Index, the S&P 500, Nasdaq 100 or ETFs that seek exposure to short-term VIX Index futures contracts.
Purchasing a call option gives the buyer the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (American-style options) or at the expiration date (European- style options). The buyer of the call option pays an amount (premium) for buying the option. In the event the reference asset appreciates above the strike price, the buyer can exercise the option and receive the reference asset (for American-style options) or receive the difference between the value of the reference asset and the strike price (for European-style options) (which gain is offset by the premium initially paid), and in the event the reference asset declines in value, the call option may end up worthless and the Funds’ loss is limited to the amount of premium it paid. The Funds’ investments in call options and put options on the S&P 500, Nasdaq 100 or the VIX Index are generally expected to be European-style options.
Purchasing a put option gives the buyer the right to sell shares of a reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options). The buyer of the put option pays an amount (premium) for buying the option. In the event the reference asset declines in value below the strike price and a Fund exercises its put option, the Fund will be entitled to deliver the reference asset (for American-style options) or receive the difference between the strike price and the value of the reference asset (for European-style options) (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
A call spread entails the purchase of a call option and the sale of a call option on the same reference asset with the same expiration date but a higher strike price. A put spread entails the purchase of a put option and the sale of a put option on the same reference asset with the same expiration date but a lower strike price. The premium received from the sale of the call or put options is generally expected to offset the cost to the Fund of the purchased options in exchange for limiting the maximum return from such options.
LHA Market StateTM Tactical Beta ETF may also write (sell) call options on its S&P 500 positions; provided, however, that when the Fund writes (sells) a call option it will always own the corresponding amount of exposure to the S&P 500 and, therefore, the Fund’s position will be “covered.” LHA Market StateTM Tactical Q ETF may also write (sell) call options on its long growth equity positions; provided, however, that when the Fund writes (sells) a call option it will always own the corresponding amount of exposure to long growth equities and, therefore, the Fund’s options position will be “covered.” A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified prince (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

17

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.
When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
For financial statement purposes, cash held at or due to the broker for futures and options is included in the Statements of Assets and Liabilities as deposits at broker for futures and options or payable to broker for futures and options. Broker interest paid by the Funds, if any, is included as broker interest expense in the Statements of Operations. As collateral for written options, the Funds maintain segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash, if any, is included as segregated cash in the Statements of Assets and Liabilities. The Advisor may earmark or instruct the Funds’ custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Funds’ delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Funds’ purchase obligation.
The effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period was as follows:

Fund	Derivatives Not Accounted For as Hedging Instruments	Statement of Assets and Liabilities Location	Value
		Asset Derivatives
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures*	Unrealized appreciation on open futures contracts**	$930,130
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures*	Unrealized appreciation on open futures contracts**	595,609

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.

18

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The effect of derivative instruments on the Statements of Operations for the current fiscal period was as follows:

Fund	Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures	$2,621,775	$1,696,972
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Purchased Options	2,239,037*	—
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Written Options	397,284	—
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures	150,324	1,114,949
LHA Market StateTM Tactical Q ETF	Equity Contracts - Purchased Options	140,376*	—
LHA Market StateTM Tactical Q ETF	Equity Contracts - Written Options	105,759	—

*	Included in net realized gain (loss) on investments as reported on the Statements of Operations
The average monthly values of outstanding purchased and written options during the current fiscal period were as follows:

	Purchased Options	Written Options
LHA Market StateTM Tactical Beta ETF	$94,571	$—
LHA Market StateTM Tactical Q ETF	21,643	—

The average monthly notional amount of short and long futures during the current fiscal period were as follows:

	Long Futures	Short Futures
LHA Market StateTM Tactical Beta ETF	$24,964,754	$—
LHA Market StateTM Tactical Q ETF	12,434,450	—

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Little Harbor Advisors, LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser, if any: transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Grimes & Company, Inc serves as the sub-adviser for LHA Risk-Managed Income ETF.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds each pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 1.10% of each Fund’s average daily net assets. The Adviser is responsible for paying the sub-adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

19

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
LHA Market StateTM Tactical Beta ETF	$2,867,830	$2,879,919
LHA Market StateTM Tactical Q ETF	—	1,311,148
LHA Risk-Managed Income ETF	17,642,407	21,952,554

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
LHA Market StateTM Tactical Beta ETF	$—	$4,078,911
LHA Market StateTM Tactical Q ETF	1,285,464	—
LHA Risk-Managed Income ETF	—	—

NOTE 6 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings/(accumulated losses) and cost basis of investments for federal income tax purposes as of December 31, 2024 in the Funds, were as follows:

	LHA Market StateTM Tactical Beta ETF	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF
Tax cost of investments	$122,081,493	$23,100,270	$35,799,976
Gross tax unrealized appreciation	$25,483,361	$2,170,241	$354,455
Gross tax unrealized depreciation	—	(89,487)	(4,839)
Net tax unrealized appreciation (depreciation)	25,483,361	2,080,754	349,616
Undistributed ordinary income	732,987	94,974	211
Undistributed long-term gain	—	139,783	—
Other accumulated gain (loss)	(40,472,046)*	(274,045)**	(244,386)
Distributable earnings (accumulated losses)	$(14,255,698)	$2,041,466	$105,441

*	Includes straddle loss deferral of $6,873,895.
**	Includes straddle loss deferral of $274,045
The difference between book and tax-basis cost is attributable to wash sales.
At December 31, 2024, the Funds deferred, on a tax basis, no post-October capital losses or late-year ordinary losses.

20

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
As of December 31, 2024, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
LHA Market StateTM Tactical Beta ETF	$11,281,275	$22,316,876
LHA Market StateTM Tactical Q ETF	—	—
LHA Risk-Managed Income ETF	244,386	—

During the year ended December 31, 2024, the Funds utilized the following capital loss carryforward that was available as of December 31, 2023:

	Short-Term	Long-Term
LHA Market StateTM Tactical Beta ETF	$2,412,306	$—
LHA Market StateTM Tactical Q ETF	153,346	—
LHA Risk-Managed Income ETF	8	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024 and December 31, 2023, were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Return of Capital
LHA Market StateTM Tactical Beta ETF	$1,354,754	$—	$200,169	$—
LHA Market StateTM Tactical Q ETF	435,015	442,620	91,890	—
LHA Risk-Managed Income ETF	2,191,775	—	1,169,117	14,717

NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Funds is $300 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

21

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
NOTE 8 – PRINCIPAL RISKS
Investment Company Risk. The risks of investing in investment companies, such as the Underlying ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

22

LHA Market StateTM Shares
Federal tax information (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

LHA Market StateTM Tactical Beta ETF	100.00%
LHA Market StateTM Tactical Q ETF	11.03%
LHA Risk-Managed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2024 was as follows:

LHA Market StateTM Tactical Beta ETF	100.00%
LHA Market StateTM Tactical Q ETF	0.00%
LHA Risk-Managed Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

LHA Market StateTM Tactical Beta ETF	0.00%
LHA Market StateTM Tactical Q ETF	41.58%
LHA Risk-Managed Income ETF	0.00%

23

LHA Market StateTM Shares
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

24

LHA MARKET STATETM SHARES
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of (i) the investment advisory agreement (the “Advisory Agreement”) between Little Harbor Advisors, LLC (the “Adviser”) and the Trust, on behalf of the LHA Market State Tactical Beta ETF (“MSTB”), LHA Market State Tactical Q ETF (“MSTQ”), and LHA Risk-Managed Income ETF (“RMIF”) (each, a “Fund” and, collectively, the “Funds”), and (ii) the investment sub-advisory agreement among the Adviser, Grimes & Company, Inc. (the “Sub-Adviser” and together with the Adviser, the “Advisers”), and the Trust, on behalf of RMIF (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Advisers; (ii) the Funds’ historical performance; (iii) the cost of the services provided and the profits realized by the Advisers or their affiliates from services rendered to each Fund; (iv) comparative performance, fee, and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Advisers in connection with their services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Advisers and their affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference twelve days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Advisers to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Advisers, along with other service providers of the Funds, had provided written and oral updates on the firms over the course of the year with respect to their roles as investment adviser to the Funds and sub-adviser to RMIF, respectively, and the Board considered that information alongside the Materials in its consideration of whether the Agreements should be continued. Additionally, representatives from the Advisers provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Advisers, and additional information about the Advisers’ personnel and business operations. The Board then discussed the Materials and the Advisers’ oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Agreements.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including oversight of RMIF’s sub-adviser, monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended December 31, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request,

25

LHA MARKET STATETM SHARES
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.
MSTB: The Board noted that the Fund underperformed its broad-based securities market benchmark, the S&P 500, for each of the one-year, three-year, and since inception periods. The S&P 500 provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, seeks long-term out-performance relative to the large-cap U.S. equity market by investing in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500, including ETFs with long exposure to the S&P 500, U.S. Treasury securities, or instruments linked to the VIX Index, as well as options and futures contracts on the S&P 500 and the VIX Index.
The Board then noted that, for the one-year period ended December 31, 2024, the Fund outperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Equity Hedged category. The Board further noted that, for the three-year period, the Fund underperformed the median return of both peer groups. The Board took into consideration that the Fund employs a tactical investment strategy; whereas, the ETFs that comprise the Peer Group employ defined outcome strategies, including managed risk, target range, and buffer protect strategies. The Board also noted that the Fund outperformed all of the funds in its Selected Peer Group for the one-year period ended December 31, 2024, and generally performed within the range of its Selected Peer ETFs over the three-year period. The Board considered that nearly all of the funds included in the Selected Peer Group were actively managed ETFs that employ equity hedged strategies.
MSTQ: The Board noted that the Fund underperformed its broad-based securities market benchmark, the Nasdaq-100® Index, for the one-year and since inception periods. The Nasdaq-100 provides an indication of the performance of the 100 largest, most actively traded, non-financial equity securities listed on the Nasdaq stock exchange. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, seeks long-term out-performance relative to the large-cap U.S. growth equity market by investing in equity instruments linked directly or indirectly to the performance of U.S.-listed, large-cap, growth-oriented companies, including ETFs that provide long or short exposure to growth equities, U.S. Treasury securities, or instruments linked to the VIX Index, as well as options and futures contracts on equities or the VIX Index.
The Board then noted that, for the one-year period ended December 31, 2024, the Fund significantly outperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Equity Hedged category. The Board took into consideration that the Fund employs a tactical investment strategy; whereas, the ETFs that comprise the Peer Group employ defined outcome strategies, including managed risk, target range, and buffer protect strategies. The Board also noted that the Fund outperformed all of the funds in its Selected Peer Group for the one-year period ended December 31, 2024. The Board considered that all of the funds included in its Selected Peer Group were actively managed ETFs that employ equity hedged or options strategies. The Board also noted that the Fund commenced operations on March 14, 2022, less than three years prior to December 31, 2024, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
RMIF: The Board noted that the Fund outperformed its broad-based securities market benchmark, the Bloomberg US Aggregate Bond Index, for the one-year and since inception period. The Bloomberg US Aggregate Bond Index provides an indication of the performance of the broader U.S. investment grade bond market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, pursues an actively managed “fund of funds” strategy and seeks exposure to a broad range of fixed income asset classes based on a proprietary analysis of certain price and volatility trend factors identified by the Sub-Adviser.
The Board then noted that, for the one-year period ended December 31, 2024, the Fund outperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Multisector Bond category. The Board took into consideration that the Fund and the ETFs that comprise its Peer Group employ various tactical bond investment strategies. The Board also noted that the Fund outperformed most of the funds in its Selected Peer Group for the one-year period ended December 31, 2024. The Board considered that nearly all of the funds included in the Selected Peer Group were fund of fund ETFs with bond strategies, but noted half of these ETFs

26

LHA MARKET STATETM SHARES
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
were index-based. The Board also noted that the Fund commenced operations on June 8, 2023, less than two years prior to December 31, 2024, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board then compared the net expense ratios of each Fund with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.
MSTB: The Board noted that the Fund’s net expense ratio was the highest net expense ratio among the funds in its Peer Group and higher than the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was on the high-end of the range of net expense ratios of funds in its Selected Peer Group.
MSTQ: The Board noted that the Fund’s net expense ratio was the highest net expense ratio among the funds in its Peer Group and higher than the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than all of the net expense ratios of funds in its Selected Peer Group.
RMIF: The Board noted that the Fund’s net expense ratio was the highest net expense ratio among the funds in its Peer Group and higher than the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than all of the net expense ratios of funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that each Fund’s unitary fee structure did not contain any breakpoint reductions as Fund assets grow. The Board concluded, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as each Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided to RMIF (the “Fund”) under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s CCO regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

27

LHA MARKET STATETM SHARES
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
The Board noted the responsibilities that the Sub-Adviser has as RMIF’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of Fund assets; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides advisory or sub-advisory services.
Historical Performance. The Trustees next reviewed the Fund’s performance, noting that the Sub-Adviser’s portfolio managers actively manage the Fund’s investments. The Board considered the same performance information that it reviewed as part of its due diligence with respect to the Adviser’s performance. In particular, the Board considered the Barrington Report, which compared RMIF’s performance with the returns of its Peer Group and Category Peer Group for the periods ended December 31, 2024, as well as other relevant information contained in the Materials, including a comparison of RMIF’s performance with the returns of its Selected Peer Group. The Board considered the Sub-Adviser’s performance in light of the historic Fund returns described in these reports.
Costs of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the Fund’s sub-advisory fee rate is lower than the fee rate charged in connection with the advisory services provided by the Sub-Adviser to other funds and separately managed accounts. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size, noting that the Fund’s sub-advisory fee rate did not include asset-level breakpoints. However, the Board considered that any benefits derived from such breakpoints, due to an increase in assets under management, would accrue to the Adviser, not Fund shareholders, as a result of the unitary management fee. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

28

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/8/2025

* Print the name and title of each signing officer under his or her signature.